Leases - Schedule of Right of Use Asset (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right of Use Asset [Line Items]
Cost		$ 3,040,030
Accumulated amortization		(1,426,383)
Net amount		1,613,647	$ 1,596,873	$ 1,705,710	$ 1,605,093
Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Cost		1,353,319
Accumulated amortization		(700,508)
Net amount		652,811	632,267	805,370	823,989
Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Cost		936,706
Accumulated amortization		(302,542)
Net amount		634,164	638,981	532,104	426,996
Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Cost		415,418
Accumulated amortization		(229,022)
Net amount		186,396	189,036	223,720	201,655
Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost		231,277
Accumulated amortization		(132,294)
Net amount		98,983	106,597	90,101	104,890
Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Cost		22,082
Accumulated amortization		(13,972)
Net amount		8,110	8,622	19,695	18,706
Land [Member]
Schedule of Right of Use Asset [Line Items]
Cost		43,913
Accumulated amortization		(25,472)
Net amount		18,441	15,999	19,186	19,641
Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost		33,309
Accumulated amortization		(18,567)
Net amount		$ 14,742	5,371	$ 15,534	$ 9,216
Concession Agreement [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Cost		$ 4,006
Accumulated amortization		(4,006)
Net amount	[1]
Bottom of Range [Member] | Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Bottom of Range [Member] | Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		2 years
Bottom of Range [Member] | Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Bottom of Range [Member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Bottom of Range [Member] | Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Bottom of Range [Member] | Land [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Bottom of Range [Member] | Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		1 year
Top of Range [Member] | Growing facilities [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		13 years
Top of Range [Member] | Buildings [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		30 years
Top of Range [Member] | Vehicles (land) [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		20 years
Top of Range [Member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		10 years
Top of Range [Member] | Operating plants [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		11 years
Top of Range [Member] | Land [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		30 years
Top of Range [Member] | Computer equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms		5 years

[1]	Of the total amount of additions, US$1,179 refers to the acquisition of JBS Terminais Ltda.